Statement of consolidated comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net profit (loss) for the year	R$ 13,961,620	R$ (7,015,306)	R$ (2,640,398)
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge	470,461	(600,390)	55,274
Deferred income taxes: cash flow hedge	(146,087)	202,832	(19,805)
Fair value of cash flow hedge from jointly-controlled, net of taxes	(968)	1,260	(978)
Cash flow hedges,net of tax	323,406	(396,298)	34,491
Exchange variation of foreign sales hedge	(1,910,274)	(6,881,183)	(856,068)
Sales Hedge - transfer to profit or loss	1,903,004	2,194,059	1,385,121
Deferred income taxes: exchange variation	2,472	1,593,622	(179,878)
Exchange variation of foreign sales hedge - Braskem Idesa	(204,604)	(445,427)	464,806
Sales Hedge - transfer to profit or loss - Braskem Idesa	507,228	471,728	267,146
Deferred income taxes: exchange variation - Braskem Idesa	(90,787)	(7,886)	(219,586)
Sales hedges, net of tax	207,039	(3,075,087)	861,541
Foreign subsidiaries currency translation adjustment	1,503,148	2,658,042	136,722
Total	2,033,593	(813,343)	1,032,754
Items that will not be reclassified to profit or loss
Actuarial gain (loss) on defined benefit and heath plan, net of taxes	23,014	(647)	(109,628)
Loss on investments			(84)
Total	23,014	(647)	(109,712)
Total comprehensive income for the year	16,018,227	(7,829,296)	(1,717,356)
Attributable to:
Company's shareholders	16,015,874	(7,108,541)	(1,657,941)
Non-controlling interest in subsidiaries	R$ 2,353	R$ (720,755)	R$ (59,415)